Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 8. Subsequent Events

Issuance of Common Stock

In April and May 2014, the Company sold 58,636,364 shares of common stock for aggregate proceeds of $110,000.

In April 2014, the holder of the convertible notes converted an aggregate face amount of $75,000 and accrued interest of $7,500 into 87,554,921 shares of common stock.

In April 2014, the Company issued 8,000,000 shares in settlement of disputes with its former chief financial officer.

In July 2014, the Company issued 61,936,936 share of common stock upon the conversion of convertible debt and accrued interest totaling $27,500.

In July 2014, the Company issued 10,000,000 shares of common stock to consultants for services rendered, valued at $15,000 based on quoted trading prices.

In July 2014, the Company sold 525,000,000 shares of common stock for cash of $450,000, of which $400,000 was received. The investor has the right to purchase additional shares at the same price per share in order to maintain 28% ownership in the Company as stipulated in the securities purchase agreement.

In July 2014, the Company issued 36,000,000 shares of common stock that were reflected as issuable as of March 31, 2014.

Issuance of Convertible Debt

In May 2014, the Company issued convertible debt with an aggregate face value of $95,000 for gross proceeds of $95,000. The notes mature in one year, bear interest at an annual rate of 8% and are convertible into common stock at a conversion rate equal to a range of 30% to 40% of the average of the five lowest closing prices during the 20 days preceding conversion.

Note 8. Subsequent Events

Issuance of Common Stock

During the six months ended June 30, 2014, the Company received net proceeds of $255,000 for the sale of 98,540,227 shares of common stock.

During the six months ended June 30, 2014, the Company issued 6,000,000 shares of common stock as consideration for services rendered. The Company recorded compensation expense equal to the measurement date fair value of the shares, estimated based on the measurement date quoted trading prices of the Company’s common stock, totaling $39,900 for the six months ended June 30, 2014.

During the six months ended June 30, 2014, the Company issued 7,500,000 shares with a grant-date fair value of $30,000 in settlement of $30,000 owed to a former officer of New Beginnings.

During the six months ended June 30, 2014, the Company issued 87,554,921 share of common stock upon the conversion of convertible debt and accrued interest totaling $82,500.

During the six months ended June 30, 2014, the Company issued 8,000,000 shares of common stock in settlement of litigation. The shares value of $67,200 was previously accrued as of December 31, 2013 and reclassed to equity in June 2014.

In July 2014, the Company issued 61,936,936 share of common stock upon the conversion of convertible debt and accrued interest totaling $27,500.

In July 2014, the Company issued 10,000,000 shares of common stock to consultants for services rendered, valued at $15,000 based on the quoted trading price.

In July 2014, the Company sold 525,000,000 shares of common stock for cash of $450,000, of which $400,000 was received. The investor has the right to purchase additional shares at the same price per share in order to maintain 28% ownership in the Company as stipulated in the securities purchase agreement.

During the six months ended June 30, 2014, the Company agreed to issue options to acquire 5,000,000 shares of common stock to a new employee. The Company has not finalized the terms of these options. Accordingly no expense was recorded for these options.

During the six months ended June 30, 2014, the Company issued 127,717,017 shares of common stock that were reflected as issuable shares as of December 31, 2013.

Issuance of Convertible Debt

During the six months ended June 30, 2014, the Company issued a convertible notes with an aggregate face value of $120,000. The notes mature one year from issuance, bear interest at annual rates ranging from 8% to 10%, and are convertible into common stock of the Company at the option of the holder at a conversion rates equal to a range of 30% to 50% of the average of the lowest five closing trading prices of the Company’s common stock during the twenty trading days immediately preceding the conversion date with reset provisions on the conversion rate. Due to the variable conversion rates and reset provisions, these notes will be bifurcated and derivative liabilities recorded for the fair value of the embedded conversion feature.